/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending May 31, 1998

MFS Government Markets Income Trust
                                            Repurchase
            Identification   Shares RepurchaPrice
Date        of Security                                 NAV      Broker
5/8/98      Shares of        65,000         6.50        7.44     Merrill Lynch
            Beneficial
            Interest
5/13/98     Shares of        55,000         6.50        7.41     Merrill Lynch
            Beneficial
            Interest








Total Shares Repurchased:  120,000
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer